Label	Element	Value
Supplement - CoreBuilder CP Distribution Changes 11.23.20 | CoreBuilder Shares - Series CP
Prospectus:	rr_ProspectusTable
Supplement [Text]	wells_SupplementTextBlock	At a meeting held on November 17, 19-20, 2020, the Board of Trustees of the Fund approved a modified dividend policy for the Fund.As a result, the paragraph in the section titled “Account Information - Distributions” is replaced with the following:The Fund generally declares distributions of any net investment income monthly, and pays such distributions monthly. The amount distributed in any given period may be less than the amount earned in that period or more than the amount earned in that period if it includes amounts earned in a previous period but retained for later distribution. The Fund generally makes distribution of any realized net capital gain annually. Please note, distributions have the effect of reducing the NAV per share by the amount distributed.
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 26, 2020
Registrant Name	dei_EntityRegistrantName	WELLS FARGO FUNDS TRUST
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Central Index Key	dei_EntityCentralIndexKey	0001081400
Amendment Flag	dei_AmendmentFlag	false